Unaudited Interim Condensed Balance Sheets (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 1,932	$ 157	$ 696
Assets, Current	1,932	157	696
Assets	1,932	157	696
Liabilities, Current
Accrued Liabilities, Current	2,625	4,375	1,750
Other Liabilities, Current	26,659	18,627	9,973
Liabilities, Current	29,284	23,002	11,723
Liabilities	29,284	23,002	11,723
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	1,200	1,200	1,200
Additional Paid in Capital, Common Stock	800	800	800
Accumulated Other Comprehensive Income (Loss), Net of Tax	(29,352)	(24,845)	(13,027)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(27,352)	(22,845)	(11,027)
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares Issued	12,000,000	12,000,000	12,000,000
Liabilities and Equity	$ 1,932	$ 157	$ 696